Firstmerit equity FUND
(A Portfolio of FirstMerit
---------------------------
Funds)
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Supplement to the Prospectus dated January 31, 2002


     A Special Meeting of Shareholders of FirstMerit Equity Fund (the "Equity Fund"), a portfolio of FirstMerit Funds (the "Trust"), will be held on August 15, 2002 at 2:00 p.m., Eastern time, at the Trust's principal place of business, 5800 Corporate Drive, Pittsburgh, PA 15237-7010. At this meeting, shareholders will be asked to vote on the proposed Agreement and Plan of Reorganization (the "Reorganization") described below. If approved by shareholders, this Reorganization will take effect on August 16, 2002. Shareholders will be notified if the Reorganization is not approved. Please keep this supplement for your records.

     To approve or disapprove a proposed Reorganization pursuant to which Federated Capital Appreciation Fund (the "Federated Fund") would acquire all of the assets of the Equity Fund in exchange for Class A shares of the Federated Fund, a portfolio of Federated Equity Funds, to be distributed pro rata by the Equity Fund to holders of its shares, in complete liquidation and termination of the Equity Fund.


     The shareholders may also vote upon any other business that may properly come before the Special Meeting or any adjournments thereof.

     For more information on the above Reorganization, please request a copy of the Fund's proxy statement.



                                                                   June 30, 2002


Cusip 337944102
27567 (06/02)



Firstmerit government money market FUND
(A Portfolio of FirstMerit
---------------------------
Funds)
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Supplement to the Prospectus dated January 31, 2002


     A Special Meeting of Shareholders of FirstMerit Government Money Market Fund (the "Money Market Fund"), a portfolio of FirstMerit Funds (the "Trust"), will be held on August 15, 2002 at 2:00 p.m., Eastern time, at the Trust's principal place of business, 5800 Corporate Drive, Pittsburgh, PA 15237-7010. At this meeting, shareholders will be asked to vote on the proposed Agreement and Plan of Reorganization (the "Reorganization") described below. If approved by shareholders, this Reorganization will take effect on August 16, 2002. Shareholders will be notified if the Reorganization is not approved. Please keep this supplement for your records.

     To approve or disapprove a proposed Reorganization pursuant to which Automated Government Cash Reserves (the "Federated Fund") would acquire all of the assets of the Money Market Fund in exchange for shares of the Federated Fund, a portfolio of Money Market Obligations Trust, to be distributed pro rata by the Money Market Fund to holders of its shares, in complete liquidation and termination of the Money Market Fund.


     The shareholders may also vote upon any other business that may properly come before the Special Meeting or any adjournments thereof.

     For more information on the above Reorganization, please request a copy of the Fund's proxy statement.




                                                                   June 30, 2002


Cusip 337944201
27568 (06/02)